Shareholders Equity - Stock-based payments - Exercise price (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Shareholders' equity
Options outstanding	724,653	822,046	745,962
Options exercisable	584,522	664,589
Weighted average life	5 years 5 months 8 days
C$40.87
Shareholders' equity
Exercise price | $ / shares	$ 40.87
Options outstanding	28,056
Options exercisable	28,056
Weighted average life	11 months 8 days
C$46.17
Shareholders' equity
Exercise price | $ / shares	$ 46.17
Options outstanding	37,500
Options exercisable	37,500
Weighted average life	7 months 17 days
C$58.67
Shareholders' equity
Exercise price | $ / shares	$ 58.67
Options outstanding	20,000
Options exercisable	20,000
Weighted average life	2 years 7 months 20 days
C$59.52
Shareholders' equity
Exercise price | $ / shares	$ 59.52
Options outstanding	31,795
Options exercisable	31,795
Weighted average life	1 year 11 months 12 days
C$65.76
Shareholders' equity
Exercise price | $ / shares	$ 65.76
Options outstanding	55,353
Options exercisable	55,353
Weighted average life	2 years 11 months 12 days
C$75.45
Shareholders' equity
Exercise price | $ / shares	$ 75.45
Options outstanding	119,574
Options exercisable	119,574
Weighted average life	3 years 11 months 12 days
C$88.76
Shareholders' equity
Exercise price | $ / shares	$ 88.76
Options outstanding	45,082
Options exercisable	45,082
Weighted average life	5 years 7 months 20 days
C$94.57
Shareholders' equity
Exercise price | $ / shares	$ 94.57
Options outstanding	59,221
Options exercisable	59,221
Weighted average life	5 years 11 months 12 days
C$100.10
Shareholders' equity
Exercise price | $ / shares	$ 100.10
Options outstanding	56,470
Options exercisable	56,470
Weighted average life	4 years 11 months 8 days
C$129.32
Shareholders' equity
Exercise price | $ / shares	$ 129.32
Options outstanding	77,408
Options exercisable	77,408
Weighted average life	6 years 11 months 12 days
C$168.43
Shareholders' equity
Exercise price | $ / shares	$ 168.43
Options outstanding	64,996
Options exercisable	13,000
Weighted average life	8 years 11 months 8 days
C$168.72
Shareholders' equity
Exercise price | $ / shares	$ 168.72
Options outstanding	7,968
Weighted average life	9 years 7 months 20 days
C$171.33
Shareholders' equity
Exercise price | $ / shares	$ 171.33
Options outstanding	61,594
Options exercisable	41,063
Weighted average life	7 years 11 months 12 days
C$178.01
Shareholders' equity
Exercise price | $ / shares	$ 178.01
Options outstanding	8,030
Weighted average life	9 years 4 months 17 days
C$181.57
Shareholders' equity
Exercise price | $ / shares	$ 181.57
Options outstanding	29,470
Weighted average life	9 years 4 months 13 days
C$185.70
Shareholders' equity
Exercise price | $ / shares	$ 185.70
Options outstanding	2,299
Weighted average life	9 years 10 months 17 days
C$194.65
Shareholders' equity
Exercise price | $ / shares	$ 194.65
Options outstanding	19,837
Weighted average life	9 years 11 months 12 days